Schedule Of Debt Extinguishment (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Market price per share of common stock - on date of issuance	$ 2.76	$ 2.76
Discount to market price on date of issuance		80.00%
Conversion price per share	2.21	$ 2.21
Series A, preferred stock - stated value per share	10.00	10.00
Number of shares of common stock	4.53	$ 4.53
Stock sold for cash (ATM) - net of offering costs, shares		363,000
Equivalent common shares		1,644,022
Market price per share of common stock	$ 2.76	$ 2.76
As converted valuation of Series A, preferred stock		$ 4,537,500
Debt converted in exchange for Series A, preferred stock		3,630,000
Loss on debt extinguishment - related party	$ 907,500	$ 907,500		$ 291,000